Note L - Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
L
- Commitments and
Contingent Liabilities

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, and financial guarantees written, is represented by the contractual amount of those instruments.  The Bank uses the same credit policies in making commitments and conditional obligations as it does for instruments recorded on the balance sheet.

Following is a summary of such commitments at
December 31:

	2018	2017
Fixed rate	$121	$96
Variable rate	66,580	64,624
Standby letters of credit	4,325	4,139

At
December 31, 2018,
the fixed-rate commitments have interest rates ranging from
3.75%
 to
7.00%
and maturities ranging from
15
years to
30
years.

Commitments to extend credit are agreements to lend to a customer as long as there is no
violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third
party. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not
necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may
include accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

During the years covered by these consolidated financial statements, the Company participated as a facilitator of tax refunds pursuant to a clearing agreement with a third
-party tax refund product provider. The clearing agreement required the Bank to process electronic refund checks (“ERC’s”) and electronic refund deposits (“ERD’s”) presented for payment on behalf of taxpayers containing taxpayer refunds. The Bank received a fee paid by the third
-party tax refund product provider for each transaction that is processed. In
2018,
the
third
-party tax refund product provider ceased utilizing the services of the Bank.

There are various contingent liabilities that are
not
reflected in the financial statements, including claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not
expected to have a material effect on financial condition or results of operations.